Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income (Loss) Per Share
Schedule of basic and diluted net income (loss) per share

	Year Ended December 31,
	2011	2010	2009
	(In thousands, except per share amounts)
Basic net income per share calculation:
Numerator:
Net income (loss) attributable to SINA	$(302,092)	$(19,094)	$411,895
Denominator:
Weighted average ordinary shares outstanding	65,121	61,216	54,722
Basic net income (loss) per share attributable to SINA	$(4.64)	$(0.31)	$7.53
Diluted net income per share calculation:
Numerator:
Net income (loss) attributable to SINA	$(302,092)	$(19,094)	$411,895
Denominator:
Weighted average ordinary shares outstanding	65,121	61,216	54,722
Weighted average ordinary shares equivalents:
Stock options	—	—	426
Unvested restricted shares	—	—	272
Convertible debt	—	—	3,839
Shares used in computing diluted net income (loss) per share attributable to SINA	65,121	61,216	59,259
Diluted net income (loss) per share attributable to SINA	$(4.64)	$(0.31)	$6.95